RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Details 7) (CAD) In Millions, unless otherwise specified																																						12 Months Ended				12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Level 3	Dec. 31, 2012 Level 3	Dec. 31, 2013 Market approach valuation technique Level 3 Commodity Contracts - Financial Natural gas	Dec. 31, 2013 Market approach valuation technique Level 3 Commodity Contracts - Financial Natural gas Minimum price	Dec. 31, 2013 Market approach valuation technique Level 3 Commodity Contracts - Financial Natural gas Maximum price	Dec. 31, 2013 Market approach valuation technique Level 3 Commodity Contracts - Financial Natural gas Weighted average price	Dec. 31, 2013 Market approach valuation technique Level 3 Commodity Contracts - Financial Crude oil	Dec. 31, 2013 Market approach valuation technique Level 3 Commodity Contracts - Financial Crude oil Minimum price	Dec. 31, 2013 Market approach valuation technique Level 3 Commodity Contracts - Financial Crude oil Maximum price	Dec. 31, 2013 Market approach valuation technique Level 3 Commodity Contracts - Financial Crude oil Weighted average price	Dec. 31, 2013 Market approach valuation technique Level 3 Commodity Contracts - Financial NGL	Dec. 31, 2013 Market approach valuation technique Level 3 Commodity Contracts - Financial NGL Minimum price	Dec. 31, 2013 Market approach valuation technique Level 3 Commodity Contracts - Financial NGL Maximum price	Dec. 31, 2013 Market approach valuation technique Level 3 Commodity Contracts - Financial NGL Weighted average price	Dec. 31, 2013 Market approach valuation technique Level 3 Commodity Contracts - Financial Power	Dec. 31, 2013 Market approach valuation technique Level 3 Commodity Contracts - Financial Power Minimum price	Dec. 31, 2013 Market approach valuation technique Level 3 Commodity Contracts - Financial Power Maximum price	Dec. 31, 2013 Market approach valuation technique Level 3 Commodity Contracts - Financial Power Weighted average price	Dec. 31, 2013 Market approach valuation technique Level 3 Commodity Contracts - Physical Natural gas	Dec. 31, 2013 Market approach valuation technique Level 3 Commodity Contracts - Physical Natural gas Minimum price	Dec. 31, 2013 Market approach valuation technique Level 3 Commodity Contracts - Physical Natural gas Maximum price	Dec. 31, 2013 Market approach valuation technique Level 3 Commodity Contracts - Physical Natural gas Weighted average price	Dec. 31, 2013 Market approach valuation technique Level 3 Commodity Contracts - Physical Crude oil	Dec. 31, 2013 Market approach valuation technique Level 3 Commodity Contracts - Physical Crude oil Minimum price	Dec. 31, 2013 Market approach valuation technique Level 3 Commodity Contracts - Physical Crude oil Maximum price	Dec. 31, 2013 Market approach valuation technique Level 3 Commodity Contracts - Physical Crude oil Weighted average price	Dec. 31, 2013 Market approach valuation technique Level 3 Commodity Contracts - Physical NGL	Dec. 31, 2013 Market approach valuation technique Level 3 Commodity Contracts - Physical NGL Minimum price	Dec. 31, 2013 Market approach valuation technique Level 3 Commodity Contracts - Physical NGL Maximum price	Dec. 31, 2013 Market approach valuation technique Level 3 Commodity Contracts - Physical NGL Weighted average price	Dec. 31, 2013 Market approach valuation technique Level 3 Commodity Contracts - Physical Power	Dec. 31, 2013 Market approach valuation technique Level 3 Commodity Contracts - Physical Power Minimum price	Dec. 31, 2013 Market approach valuation technique Level 3 Commodity Contracts - Physical Power Maximum price	Dec. 31, 2013 Market approach valuation technique Level 3 Commodity Contracts - Physical Power Weighted average price	Dec. 31, 2013 Option model valuation technique Level 3 Commodity Options Natural gas	Dec. 31, 2013 Option model valuation technique Level 3 Commodity Options Natural gas Minimum price	Dec. 31, 2013 Option model valuation technique Level 3 Commodity Options Natural gas Maximum price	Dec. 31, 2013 Option model valuation technique Level 3 Commodity Options Natural gas Weighted average price	Dec. 31, 2013 Option model valuation technique Level 3 Commodity Options NGL	Dec. 31, 2013 Option model valuation technique Level 3 Commodity Options NGL Minimum price	Dec. 31, 2013 Option model valuation technique Level 3 Commodity Options NGL Maximum price	Dec. 31, 2013 Option model valuation technique Level 3 Commodity Options NGL Weighted average price
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Fair value	(1,434)	(1,047)	(164)	(24)	4				1				(8)				(141)				(22)				(10)				4				(1)				2				7
Forward price						3.64	5.18	4.37		67.52	103.86	72.84		1.00	2.26	1.53		43.50	67.67	57.62		3.36	5.29	4.18		64.73	113.19	92.15		0.02	2.68	1.59		32.40	38.98	35.07
Option Volatility (as a percent)																																						25.00%	31.00%	28.00%		22.00%	44.00%	31.00%